GMO Implementation Fund Expense Example - GMO Implementation Fund - GMO Implementation Fund	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	118
Expense Example, with Redemption, 5 Years	209
Expense Example, with Redemption, 10 Years	$ 476